Long-Term Debt, Net of Current Portion (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Long-term debt

Long-term debt comprises the following:

	Interest Rates %	Maturities	As of March 31,
			2012		2013
			(In millions)
Term loan from bank – US$	LIBOR + 4.00%	January 2014	Rs.	6,365	Rs.	6,793	US$	125
Term loan from bank – US$	LIBOR + 2.90%	December 2013 to December 2015		38,954		41,570		762
Term loan from bank – US$	LIBOR + 4.70%	July 2014 to July 2016*		2,546		2,717		50
Term loan from bank – US$	LIBOR + 1.35%	March 2012 to March 2020		1,869		1,933		35
Term loan from bank – US$	LIBOR + 3.75%	November 2014 to November 2016*		509		543		10
Term loan from bank – US$	LIBOR + 0.65%	September 2012 to September 2021		5,270		5,032		92
Term loan from bank – US$	LIBOR + 3.55%	December 2015 to December 2017		—		5,434		100
Term loan from bank – SGD	SOR + 3.30%	January 2016		—		2,669		49
Term loan from bank – ZAR#	JIBAR + 4.75%	December 2014 to March 2018		16,937		15,573		286
Term loan from bank – ZAR#	JIBAR + 6.75%	December 2014 to March 2020		1,325		1,176		22
Term loan from Financial Institution – ZAR#	JIBAR + 4.75%	June 2013 to September 2016		2,033		1,211		22
Term loan from bank – ZAR#	JIBAR + 5.21%	June 2013 to September 2016		1,329		1,175		22
Term loan from Financial Institution – ZAR#	JIBAR + 2.50%	December 2014 to March 2020		2,437		2,338		43
Term loan from Financial Institution – ZAR#	JIBAR + 6.00%	December 2014 to March 2020		5,301		4,702		86
Term loan from bank – ZAR#	12.71% – Fixed	Quarterly until September 2020		930		807		15
Loans from non-controlling shareholders of Neotel – ZAR@	JIBAR + 2.50%			4,638		4,613		84
Fixed Rate Senior Unsecured Notes – SG$**	4.25% – Fixed	February 2016		—		10,938		200
Loans from finance Company – US$	3.95% – Fixed	October 2012 to October 2017		963		1,290		24
Non convertible debentures ***	9.50% – 11.25% – Fixed	July 2012 to July 2019		11,500		5,500		101
Term loans from banks and finance Company	9.0% –10.00% – Fixed	June 2014 to October 2015		1,485		1,420		26

Total			Rs.	104,391	Rs.	117,434	US$	2,154
Less: Current portion of long-term debt				5,061		20,875		383

Long-term debt, net of current portion			Rs.	99,330	Rs.	96,559	US$	1,771

*	The Company has given prepayment notice to the bank in March 31, 2013 and subsequently repaid the loan in April, 2013.
**	The SG$ 250,000,000 4.25 per cent. Senior notes due in 2016 (the “Notes”) was issued by Tata Communications (Netherlands) B.V. (a subsidiary of TCIPL) (the “Issuer”). The Notes constitute senior unsecured obligations of the Issuer and will rank at all times pari passu without any preference among themselves and at least equally with all other present and future outstanding unsecured and unsubordinated obligations of the Issuer but, in the event of insolvency, only to the extent permitted by applicable laws relating to creditors’ rights. These notes are guaranteed by the Company.
***	The non-convertible debentures to the extent of Rs. 2,500 million (US$ 46 million) are secured against Tata Communications India’s property plant and equipment with carrying amount of Rs. 3,205 million (US$ 59 million).
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The ZAR denominated loans of the Company to the extent of Rs. 26,982 million (US$ 495 million) are secured against the property, plant and equipment’s, other non-current assets and current assets pertaining to South Africa Operations with carrying amount of Rs. 27,715 million (US$ 508 million).

@	As on March 31, 2013, loans from Neotel’s non-controlling shareholders of Rs. 4,613 million (US$ 84 million) is payable upon settlement of all bank loans of Neotel.

Scheduled Maturity of Long-Term Debt

The scheduled maturity of long-term debt as of March 31, 2013 is set out as below:

	As at March 31, 2013
	(In millions)
Due in the years ending March 31,
2014	Rs.	20,875	US$	383
2015		29,187		535
2016		31,746		582
2017		9,625		177
2018		11,233		206
Thereafter		14,768		271